Employee Compensation - Share-Based Compensation - Summary of Ranges of Values used for each Option Pricing Assumption (Detail)	6 Months Ended
	Apr. 30, 2023 yr $ / shares	Apr. 30, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		4.20%
Expected share price volatility	20.90%	16.80%
Risk-free rate of return	3.20%
Exercise price | $ / shares	$ 122.31	$ 135.58
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.50%
Risk-free rate of return		1.80%
Expected period until exercise (in years)	6.5	6.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield	4.60%
Risk-free rate of return		1.90%
Expected period until exercise (in years)	7	7